Related Party Disclosures - Summary of Transactions With Related Parties (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (232)	£ (189)	£ (159)
Interest, fees and other expenses paid	756	670	1,019
Amounts owed by related parties	3,966	4,534
Amounts owed to related parties	(13,629)	(15,393)
Ultimate parent [member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(130)	(72)	(60)
Interest, fees and other expenses paid	266	217	321
Amounts owed by related parties	1,560	2,491
Amounts owed to related parties	(2,143)	(3,594)
Immediate parent [member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(7)	(3)	(3)
Interest, fees and other expenses paid	317	275	207
Amounts owed by related parties	8
Amounts owed to related parties	(10,012)	(10,392)
Fellow Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(66)	(86)	(76)
Interest, fees and other expenses paid	173	178	491
Amounts owed by related parties	204	57
Amounts owed to related parties	(544)	(689)
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(29)	(28)	£ (20)
Interest, fees and other expenses paid	0
Amounts owed by related parties	2,194	1,986
Amounts owed to related parties	£ (930)	£ (718)